Liabilities for assets acquisitions and subsidiaries (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Mar. 31, 2018	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Liabilities for assets acquisitions and subsidiaries		R$ 21,166	R$ 93,405
Liabilities for assets acquisitions and subsidiaries		99,324	93,782
Facepa (1)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		27,182	25,924
Asset Acquisition Consideration Transferred	R$ 307,876
Payments to Acquire Productive Assets	R$ 267,876
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (2)
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		93,308	161,263
Business combinations
Disclosure of detailed information about business combination [line items]
Liabilities for Assets Acquisitions through Business Combination		R$ 120,490	R$ 187,187